U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail: nkolokithas@jhancock.com

Name: Nicholas J. Kolokithas

Title: Assistant Vice President and Senior Counsel

March1, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Balanced Fund,
John Hancock Enduring Equity Fund,
John Hancock Global Opportunities Fund,
John Hancock Large Cap Equity Fund,
John Hancock Seaport Fund,
John Hancock Small Cap Core Fund, and
John Hancock Small Cap Intrinsic Value Fund (collectively, the “Funds”)

File Nos. 002-10156; 811-00560

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectus for the Funds that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses dated March 1, 2014, contained in Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 78 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 26, 2014 via EDGAR, accession number 0001133228-14-000824.

Sincerely,

/s/ Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust